RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 01, 2023	Jan. 24, 2022	Dec. 31, 2021	Mar. 31, 2021
Class A common stock
RELATED PARTY TRANSACTIONS
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party transaction						$ 300,000
Outstanding balance of related party note				$ 289,425
Support Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 10,000	$ 10,000
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party transaction	1,500,000	$ 1,800,000
Aggregate amount of working capital loans	$ 4,830,000
Price of warrant	$ 1.00	$ 1.00
Outstanding balance of related party note	$ 400,000	$ 0			$ 0
Convertible Promissory Notes - Related Parties
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party transaction			$ 2,000,000
Maximum amount of loan convertible into warrants			$ 1,500,000
Price of warrant			$ 1.00
Outstanding balance of related party note	$ 400,000	$ 0
Convertible Promissory Notes - Related Parties | Class A common stock
RELATED PARTY TRANSACTIONS
Number of shares issuable per warrant			1
Common stock, par value (in dollars per share)			$ 0.0001